Disclosure of detailed information about options issued and outstanding (Details)	6 Months Ended
	Feb. 28, 2023 shares $ / shares	Dec. 02, 2022 shares	Aug. 31, 2022 shares $ / shares	Feb. 28, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding options | shares	1,512,787	266,160	1,143,182	720,124	692,938
Weighted average exercise price | $ / shares	$ 1.13		$ 1.49	$ 11.26	$ 11.64
Weighted average remaining contractual term	5 years 3 months 29 days
Option one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023
Outstanding options | shares	1,800
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	1 month 2 days
Option two [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025
Outstanding options | shares	340
Weighted average exercise price | $ / shares	$ 76.43
Weighted average remaining contractual term	2 years 5 months 26 days
Option three [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026
Outstanding options | shares	1,338
Weighted average exercise price | $ / shares	$ 76.43
Weighted average remaining contractual term	2 years 11 months 12 days
Option four [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026
Outstanding options | shares	9
Weighted average exercise price | $ / shares	$ 76.43
Weighted average remaining contractual term	3 years 2 months 23 days
Option five [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026
Outstanding options | shares	15,009
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	3 years 3 months 25 days
Option six [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026
Outstanding options | shares	4,502
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	3 years 4 months 2 days
Option seven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026
Outstanding options | shares	1,000
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	3 years 5 months 23 days
Option eight [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027
Outstanding options | shares	1,003
Weighted average exercise price | $ / shares	$ 76.43
Weighted average remaining contractual term	4 years 3 days
Option nine [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027
Outstanding options | shares	133
Weighted average exercise price | $ / shares	$ 76.43
Weighted average remaining contractual term	4 years 8 months 4 days
Option ten [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029
Outstanding options | shares	13,250
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	6 years 8 months 12 days
Option eleven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031
Outstanding options | shares	10,683
Weighted average exercise price | $ / shares	$ 11.69
Weighted average remaining contractual term	8 years 3 months 18 days
Option twelve [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 23, 2031
Outstanding options | shares	10,000
Weighted average exercise price | $ / shares	$ 9.82
Weighted average remaining contractual term	8 years 8 months 26 days
Option thirteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 31, 2027
Outstanding options | shares	1,500
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	3 years 11 months 4 days
Option fourteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 12, 2027
Outstanding options | shares	100,000
Weighted average exercise price | $ / shares	$ 1.80
Weighted average remaining contractual term	4 years 1 month 13 days
Option fifteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 10, 2027
Outstanding options | shares	100,000
Weighted average exercise price | $ / shares	$ 0.90
Weighted average remaining contractual term	4 years 5 months 12 days
Option sixteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Sep. 30, 2027
Outstanding options | shares	68,500
Weighted average exercise price | $ / shares	$ 0.60
Weighted average remaining contractual term	4 years 7 months 2 days
Option seventeen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Oct. 31, 2027
Outstanding options | shares	96,176
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	4 years 8 months 1 day
Option eighteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 02, 2027
Outstanding options | shares	472,500
Weighted average exercise price | $ / shares	$ 0.65
Weighted average remaining contractual term	4 years 9 months 3 days
Option ninteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 26, 2029
Outstanding options | shares	615,044
Weighted average exercise price | $ / shares	$ 0.95
Weighted average remaining contractual term	6 years 2 months 26 days